N-2 - USD ($)					3 Months Ended																								12 Months Ended
		Jan. 12, 2026	Dec. 22, 2025	Nov. 28, 2025	Oct. 31, 2025		Jul. 31, 2025	[7],[8]	Apr. 30, 2025	[7],[8]	Jan. 31, 2025	[7],[8]	Oct. 31, 2024		Jul. 31, 2024	[7],[8]	Apr. 30, 2024	[7],[8]	Jan. 31, 2024	[7],[8]	Oct. 31, 2023		Jul. 31, 2023	[7],[8]	Apr. 30, 2023	[7],[8]	Jan. 31, 2023	[7],[8]	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cover [Abstract]
Entity Central Index Key																													0001362481
Amendment Flag																													false
Document Type																													N-CSR
Entity Registrant Name																													abrdn Global Dynamic Dividend Fund
Document Period End Date																													Oct. 31, 2025
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	-%
Offering expenses borne by the Fund (as a percentage of offering price)(2)	-%
Dividend reinvestment and Optional Cash Purchase Plan fees (per share for open-market purchases of Common Shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)
(1)  If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
(2)  Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3)  Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus.

Sales Load [Percent]	[1]																												0.00%
Underwriters Compensation [Percent]	[2]																												0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to Common Shares)
Advisory fee(4)	1.00%
Interest expenses on bank borrowings(5)	0.10%
Other expenses	0.23%
Total annual expenses	1.33%
(4)  The Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily net assets, computed daily and payable monthly.
(5)  The percentage in the table is based on total borrowings of $5,026,000 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas Prime Brokerage International Ltd. (the “Credit Facility”) as of October 31, 2025, representing approximately 1.79% of the Fund’s total average assets, which includes the assets purchased through leverage) and an average interest rate during the fiscal year ended October 31, 2025, of 5.32%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.

Management Fees [Percent]	[3]																												1.00%
Interest Expenses on Borrowings [Percent]	[4]																												0.10%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]																													0.23%
Total Annual Expenses [Percent]																													1.33%
Expense Example [Table Text Block]
The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming a 5% annual portfolio total return.*
1 Year	3 Years	5 Years	10 Years
$14	$42	$73	$160
* The example does not include sales load or estimated offering costs. In connection with an offering of Common Shares, the applicable Prospectus Supplement will set forth an Example including sales load and estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement” in the Fund's Prospectus.

Expense Example, Year 01	[5]																												$ 14
Expense Example, Years 1 to 3	[5]																												42
Expense Example, Years 1 to 5	[5]																												73
Expense Example, Years 1 to 10	[5]																												$ 160
Purpose of Fee Table , Note [Text Block]
The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table under “Other expenses” and “Total annual expenses” assume that the Fund has not issued any additional Common Shares.

Basis of Transaction Fees, Note [Text Block]																													as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Year Ended	Title of Security	Total Amount Outstanding (000's omitted)(1)	Asset Coverage Per $1,000(2)
October 31, 2025	Committed Facility Agreement	$ 5,026	$58,558
October 31, 2024	Committed Facility Agreement	$8,312	$34,368
October 31, 2023	Committed Facility Agreement	$ 1,537	$ 161,213
October 31, 2022	Committed Facility Agreement	$ --	$ --
October 31, 2021	Committed Facility Agreement	$ 311	$ 523,384
October 31, 2020	Committed Facility Agreement	$ --	$ --
October 31, 2019	Committed Facility Agreement	$ 211	$663,650
October 31, 2018	Committed Facility Agreement	$ --	$ --
October 31, 2017	Committed Facility Agreement	$ 2,920	$ 48,124
October 31, 2016	Committed Facility Agreement	$ --	$ --
(1) Principal amount outstanding represents the principal amount owed by the Fund to lenders under the line of credit in place at the time.
(2) Asset coverage per $1,000 is calculated by dividing total assets (less all liabilities and indebtedness not represented by senior securities) by the amount of the line of credit and then multiplying by $1,000.

Senior Securities Amount					$ 5,026,000								$ 8,312,000								$ 1,537,000								$ 5,026,000	$ 8,312,000	$ 1,537,000	$ 0	$ 311,000
Senior Securities Coverage per Unit	[6]				$ 58,558,000								$ 34,368,000								$ 161,213,000								$ 58,558,000	$ 34,368,000	$ 161,213,000	$ 0	$ 523,384,000
Senior Securities, Note [Text Block]
Senior Securities
The following table sets forth information about the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years. The Fund’s senior securities during this time period are comprised of borrowings which constitutes a “senior security” as defined in the 1940 Act. Audited information regarding the Fund's senior securities is incorporated by reference from the Fund's Financial Highlights included elsewhere in this Annual Report.
Fiscal Year Ended	Title of Security	Total Amount Outstanding (000's omitted)(1)	Asset Coverage Per $1,000(2)
October 31, 2025	Committed Facility Agreement	$ 5,026	$58,558
October 31, 2024	Committed Facility Agreement	$8,312	$34,368
October 31, 2023	Committed Facility Agreement	$ 1,537	$ 161,213
October 31, 2022	Committed Facility Agreement	$ --	$ --
October 31, 2021	Committed Facility Agreement	$ 311	$ 523,384
October 31, 2020	Committed Facility Agreement	$ --	$ --
October 31, 2019	Committed Facility Agreement	$ 211	$663,650
October 31, 2018	Committed Facility Agreement	$ --	$ --
October 31, 2017	Committed Facility Agreement	$ 2,920	$ 48,124
October 31, 2016	Committed Facility Agreement	$ --	$ --
(1) Principal amount outstanding represents the principal amount owed by the Fund to lenders under the line of credit in place at the time.
(2) Asset coverage per $1,000 is calculated by dividing total assets (less all liabilities and indebtedness not represented by senior securities) by the amount of the line of credit and then multiplying by $1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES AND POLICIES
Investment Objectives
The Fund's primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced federal income tax rate, as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective. There is no assurance that the Fund will achieve its investment objectives. The Fund's investment objectives and some of its investment policies are considered fundamental policies and may not be changed without shareholder approval.
Investment Strategies
The Fund combines three research-driven investment strategies – dividend capture, value and growth – to maximize the amount of distributed dividend income that qualifies for reduced federal income tax rate (currently capped at 20%) and to identify companies globally with the potential for dividend increases and capital appreciation. The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level (small, mid or large) and in any sector or industry. The Fund's dividend capture strategy has two facets. The first facet is "rotation" strategy, in which the Fund would sell a stock on or shortly after the stock's ex-dividend date, provided that holding requirements are met that would permit the Fund to take advantage of the reduced federal tax rate, and use the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this practice, the Fund may receive more dividend payments over a given period of time than if it held a single stock. The second facet is to capture special dividends where a company decides to return large cash balances to shareholders as a one-time dividend payment, for instance due to a restructuring or recent strong operating performance.
The Fund invests at least 80% of its net assets in equity securities, primarily common stocks, issued by U.S. companies and qualified foreign corporations whose equity securities are readily traded on an established U.S. or foreign securities market, that pay dividends which qualify for federal tax rates similar to the rates applied to long-term capital gains. Under normal circumstances, the Fund intends to, although it is not required to, invest in the securities of issuers located in approximately 10 to 30 foreign countries, with foreign investments representing approximately 40% to 80% of the Fund's assets. The Fund screens the U.S. and foreign companies in which it considers investing using the same criteria, including, generally, high dividend yield, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued. Although it is not the Fund's current intent, the Fund continues to be able to invest up to 100% of its total assets in the securities of non-U.S. issuers and is not restricted as to how much may be invested in the issuers of any single country, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of the Fund's total assets at any one time.
Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of domestic and foreign corporations that pay dividends. The Board of Trustees may change this 80% policy on not less than 60 days' notice to shareholders. The Adviser believes that dividend paying stocks have the potential for superior total return performance, as compared to non-dividend paying stocks. Under normal circumstances, the Fund expects to invest in securities of issuers located in the United States and in approximately 10 to 30 foreign countries. The Adviser believes that global diversification may provide to investors in the Fund the benefit of generally higher dividend yields in some countries outside the United States, especially for companies domiciled in countries that have a tax treaty with the United States.
The Fund invests in equity securities issued by U.S. corporations, and foreign issuers whose equity securities are readily traded on an established U.S. or foreign securities market, that pay dividends, more than 50% of which qualify for reduced federal tax rates similar to the rates applied to long-term capital gains (referred to herein as
"qualified dividends" or "tax-advantage dividends"). The Fund screens the U.S. and foreign companies in which it considers investing using the same criteria, including, generally, high dividend yield, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued. Qualified dividends generally include dividends received during the taxable year from domestic and qualified foreign corporation. A qualified foreign corporation is defined in the Internal Revenue Code of 1986 (the "Code") as any corporation that is incorporated in a possession of the United States or that is eligible for the benefits of a comprehensive income tax treaty with the United States. The equity securities in which the Fund invests include primarily common stocks. The Fund may, from time to time, also invest a portion of its assets in depositary receipts, preferred stocks, REITs (real estate investment trusts), exchange-traded funds ("ETFs") and securities convertible into or exchangeable for common stocks, such as convertible debt. Dividends paid by REITs generally will not be eligible to be treated as qualified dividend income.
The Fund seeks dividend income that qualifies for favorable federal income tax treatment. Under federal income tax law, tax-advantaged dividends received by individual shareholders are taxed at rates similar to long-term capital gain tax rates, which reach a maximum of 20%. Tax-advantaged dividends generally include dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass the tax treatment of tax-advantaged dividends it receives through to shareholders. Corporate shareholders of the Fund are not eligible for this favorable federal income tax treatment. In addition, a dividend will not be treated as a tax-advantaged dividend (whether received by the Fund or paid by the Fund to a shareholder) (1) if the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or fewer than 91 days during the associated 181-day period in the case of certain preferred stocks), (2) to the extent that the recipient is under an obligation (whether as a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
The Fund may borrow for investment purposes. The Adviser currently intends to limit leverage through borrowing to 10% of the Fund's total assets (calculated at the time of borrowing) and to borrow for investment purposes only when the Adviser believes that the potential return on additional investments acquired with the proceeds of leverage is likely to exceed the costs incurred in connection with the borrowings.

To the extent the Fund uses leverage, if any, the Fund currently intends to use leverage through borrowing from a credit facility. The Fund is permitted to engage in other transactions, such as the issuance of debt securities or preferred securities, which have the effect of leverage, but currently has no intention to do so. The Fund's portfolio management team may use leverage opportunistically and seek to reduce the Fund's leverage usage during times of heightened market volatility. Depending on market conditions, the portfolio management team may choose not to use any leverage or may instead borrow up to 10% of the Fund's total assets for investment purposes. Additionally, the Fund is permitted to borrow up to the maximum allowable amount under the 1940 Act of the Fund's total assets as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities.
The Adviser considers and evaluates environmental, social and governance (“ESG”) factors as part of the investment analysis process for most long-term investments. The Adviser considers the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. The relevance of ESG factors to the investment process varies across issuers and strategies. For instance, ESG factors may not be considered for securities that the Adviser intends to hold solely as part of the Fund's dividend recapture strategy, which is discussed in more detail below. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. When ESG factors are considered, ESG information is just one investment consideration and ESG considerations generally are not solely determinative in any investment decision made by the Adviser.
Dividend Capture Strategy
The Fund's dividend capture strategy seeks to maximize the level of dividend income that the Fund receives by engaging in dividend capture trading and by identifying special dividend situations.
Rotation Strategy (Dividend Capture Trading). In a dividend capture trade, the Fund sells a stock on or shortly after the stock's ex-dividend date, provided that holding requirements are met that would permit the Fund to take advantage of the reduced federal tax rate, and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold. Through this rotation practice, the Fund may receive more dividend payments over a given period of time than if it held a single stock. Receipt of a greater number of dividend payments during a given time period could augment the total amount of dividend income the Fund receives over this period. For example, during the course of a single year it may be possible through dividend capture trading for the Fund to receive five or more dividend payments with respect to Fund assets attributable to dividend capture trading where it may only have received four quarterly payments in a hold only strategy. In order for dividends received by the Fund to qualify as tax-advantaged dividends, the Fund must comply with the holding period requirements described above. See "Risk Factors – Dividend Strategy Risks." Dividend capture trading by the Fund will take account of this consideration. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.
Special Dividends. Special dividend situations may include those where companies decide to return large cash balances to shareholders as one-time dividend payments, for instance due to a restructuring or recent strong operating performance. Other special dividends may arise in a variety of situations.
Value Strategy
In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment  opportunities in equity securities of dividend paying corporations that it believes are undervalued relative to the market and to the securities' historical valuations, including turnaround opportunities with a catalyst, depressed earnings that may be poised to recover, or situations where a restructuring or major corporate action may add value. The Fund invests in stocks among all capitalization levels (small, mid and large), using a multi-cap, multi-sector, multi-style approach when selecting the stocks of companies in which the Fund invests. The average capitalization of issuers is not intended to be static and varies over time. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow and historical payment of dividends. The Fund's investments in common stocks will emphasize stocks that (at the time of purchase) pay dividends and have capital appreciation potential.
Growth Strategy
The Fund's growth strategy seeks to identify issuers with lower, but still attractive, current dividend yields, but that have the potential for higher earnings growth through capital appreciation or increasing dividend payments.
In addition to investing in stocks that pay tax-advantaged dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate fully taxable ordinary income. For any year, so long as the Fund's fully taxable ordinary income and net realized short-term gains are offset by expenses of the Fund, all of the Fund's income distributions would be characterized as tax-advantaged dividends. There can be no assurance that a portion of the Fund's income distributions will not be fully taxable as ordinary income. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may hold certain securities for less than the 61 days described above and, as a result, shareholders may be unable to take advantage of the reduced federal tax rates applicable to any qualifying dividends otherwise attributable to such securities. In addition, during such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objectives and the Fund may not pay tax-advantaged dividends.
Generally, securities are purchased or sold by the Fund on national securities exchanges and in the over-the-counter market. From time to time, securities may be purchased or sold in private transactions, including securities that are not publicly traded or that are otherwise illiquid. The Adviser does not expect investments in illiquid securities to comprise more than 10% of the Fund's total assets (determined at the time the investment is made).
The Adviser may invest the Fund's cash balances in any investments it deems appropriate, including, without limitation and as permitted under the 1940 Act, money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into the Adviser's recommendations and the portfolio managers' decisions are subjective.
Portfolio Investments
Common Stocks
The Fund invests primarily in common stocks. Common stocks represent an ownership interest in an issuer. While offering greater potential for long-term growth, common stocks are more volatile and riskier than some other forms of investment. Common stock prices fluctuate for many reasons, including adverse events, such as an unfavorable earnings report, changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Preferred Stocks
Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer's capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Distributions on preferred stock must be declared by the board of directors of the issuer and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stock may be cumulative, causing dividends and distributions to accrue even if not declared by the issuer's board of directors or otherwise made payable, or they may be non-cumulative, so     that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Adviser would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.
Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers' industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.
Because the claim on an issuer's earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund's holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.
Foreign Securities
Although it is not required to, under normal circumstances, the Fund invests a significant portion of its assets in securities of issuers located in approximately ten to thirty foreign countries (in addition to the United States). The Fund invests in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts ("ADRs")) that represent indirect interests in securities of foreign issuers. The Fund is not limited in the amount of assets it may invest in such foreign securities. These investments involve risks not associated with investments in the United States, including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks could result in the Adviser's misjudging the value of certain securities or in a significant loss in the value of those securities.
The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in the United States or abroad), relations between nations and trading, settlement, and custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts as described below, which evidence ownership in underlying foreign securities, and ETFs as described above).
Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets are less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.
The Fund may purchase ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, such depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Less information is normally available on unsponsored receipts.
Dividends paid on foreign securities may not qualify for the reduced federal income tax rate applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions attributable to foreign securities will be designated as qualified dividend income.
Emerging Market Securities
The Fund may invest up to 25% of its assets in securities of issuers located in emerging markets. The Fund uses the MSCI Emerging Markets Index methodology to determine which countries are considered emerging markets. The risks of foreign investments described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund's income from such securities.
In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the Fund's investments in those countries. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments.
Dividends paid by issuers in emerging market countries will generally not qualify for the reduced federal income tax rate applicable to qualified dividends under the Code.
Real Estate Investment Trusts
The Fund may invest in REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increasing competition and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares. REIT income distributions received by the Fund generally will not be treated as tax-advantaged dividends.

Exchange Traded Funds
The Fund may invest in ETFs, which are investment companies that seek to track or replicate a desired index, such as a sector, market or global segment. ETF shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF's investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.
Convertible Securities
The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.
The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
Corporate Bonds, Government Debt Securities and Other Debt Securities
The Fund may invest in corporate bonds, debentures and other debt securities. Debt securities in which the Fund may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are "perpetual" in that they have no maturity date.
The Fund invests in government debt securities, including those of U.S. issuers, emerging market issuers and of other non-U.S. issuers. These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated and include: (i) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (ii) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics issued by the above-noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. The Fund may also invest in securities denominated in currencies of emerging market countries. Emerging market debt securities generally are rated in the lower rating categories of recognized credit rating agencies or are unrated and considered to be of comparable quality to lower rated debt securities. A non-U.S. issuer of debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited resources in the event of a default. Some of these risks do not apply to issuers in large, more developed countries. These risks are more pronounced in investments in issuers in emerging markets or if the Fund invests significantly in one country.
The Fund will not invest more than 20% of its total assets in debt securities rated below investment grade (i.e., securities rated lower than Baa by Moody's Investors Service, Inc. or lower than BBB by Standard & Poor’s Ratings Group or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable credit quality). These securities are commonly referred to as "junk bonds." In the event that a security receives different ratings from different NRSROs, the Adviser will treat the security as being rated in the highest rating category received from an NRSRO. The foregoing credit quality policy applies only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.
Illiquid Securities
Illiquid securities are securities that are not readily marketable. Illiquid securities include securities that have legal or contractual restrictions on resale, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. The Fund may invest up to 10% of the value of its net assets in illiquid securities. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Trustees.
Rule 144A Securities
The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines the liquidity of the Rule 144A securities according to guidelines adopted by the Board of Trustees. The Board of Trustees monitors the application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 10% limit on investments in illiquid securities.
Warrants
The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. The sale of a warrant results in a long- or short-term capital gain or loss depending on the period for which the warrant is held.
Other Investments
The Fund may use a variety of other investment instruments in pursuing its investment objectives. The investments of the Fund may include fixed income securities, sovereign debt, options on foreign currencies and forward foreign currency contracts.
Investment Techniques
The Fund may, but is under no obligation to, from time to time employ a variety of investment techniques, including those described below, to hedge against fluctuations in the price of portfolio securities, to enhance total return or to provide a substitute for the purchase or sale of securities. Some of these techniques, such as purchases of put and call options, options on stock indices and stock index futures and entry into certain credit derivative transactions, may be used as hedges against or substitutes for investments in equity securities. Other techniques such as the purchase of interest rate futures and entry into transactions involving interest rate swaps, options on interest rate swaps and certain credit derivatives are hedges against or substitutes for investments in debt securities. The Fund's ability to utilize any of the techniques described below may be limited by restrictions imposed on its operations in connection with obtaining and maintaining its qualification as a regulated investment company under the Code. Additionally, other factors (such as cost) may make it impractical or undesirable to use any of these investment techniques from time to time.
Options on Securities
In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets (in addition to the 10% limit applicable to options on stock indices described below) to purchase put and call options on securities. The Fund will also, in certain situations, augment its investment positions by purchasing call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices. In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options.
A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security or its equivalent covered by the option or its equivalent from the writer of the option at the stated exercise price. Under interpretations of the SEC currently in effect, which may change from time to time, a "covered" call option means that so long as the Fund is obligated as the writer of the option, it will own (1) the underlying instruments subject to the option, (2) instruments convertible or exchangeable into the instruments subject to the option or (3) a call option on the relevant instruments with an exercise price no higher than the exercise price on the call option written.

The Fund will receive a premium when it writes put and call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as the writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to the excess of the security's market value at the time of the option exercise over the price at which the Fund is required to sell the underlying security less the premium received for writing the option. Thus, in some periods the Fund might receive less total return and in other periods greater total return from its hedged positions than it would have received from leaving its underlying securities unhedged.
The Fund may purchase and write options on securities that are listed on national securities exchanges or are traded over the counter, although it expects, under normal circumstances, to effect such transactions on national securities exchanges.
As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, the Fund would sell an option of the same series as the one it has purchased. The ability of the Fund to enter into a closing sale transaction with respect to options purchased and to enter into a closing purchase transaction with respect to options sold depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.
In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying security, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the instruments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value (“NAV”) to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.
Options on Stock Indices
The Fund may utilize up to 10% of its total assets (in addition to the 10% limit applicable to options on securities) to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. The Fund will also, in certain situations, augment its investment positions by purchasing call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices. In addition, the Fund may write covered put and call options on stock indices. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indices are similar to options on securities. Because no underlying security can be delivered, however, the option represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund's investments and the sensitivity of its investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's securities investments correlate with price movements in the stock index selected. In addition, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly changes in the relationship of the underlying index to the Fund's portfolio holdings. No assurance can be given that the Adviser's judgment in this respect will be correct.
Portfolio Turnover
The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies, together with the ability of the Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the Fund's annual rate of portfolio turnover. In certain years, the annual portfolio turnover rate of the Fund may exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in the realization of net short term capital gains. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates.
Foreign Currency Transactions
The Fund may engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.
Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Fund does not speculate in foreign currency.
Except for cross-hedges, the Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge," denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. At the consummation of a forward contract, the Fund may either make delivery of the foreign currency or terminate their contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been a change in forward contract prices.
It should be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.
Foreign Currency Options
The Fund may purchase and write options on foreign currencies to protect against declines in the U.S. dollar value of foreign securities or in the U.S. dollar value of dividends or interest expected to be received on these securities. These transactions may also be used to protect against increases in the U.S. dollar cost of foreign securities to be acquired by the Fund. Writing an option on foreign currency is only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The Fund may not purchase a foreign currency option if, as a result, premiums paid on foreign currency options then held by the Fund would represent more than 10% of the Fund's total assets.
A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.
A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.
Futures Contracts and Options on Futures Contracts
Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts and may be able to achieve these objectives more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts. The Fund may engage in futures transactions on U.S. and foreign exchanges.
The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, to increase total return or to hedge against changes in interest rates, securities prices, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objectives and policies. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Adviser has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA") pursuant to Rule 4.5 under the CEA with respect to the Fund. The Adviser, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.
Defensive Positions
During periods of adverse market or economic conditions, the Fund may hold certain securities for less than the 61 days described above and, as a result, shareholders may be unable to take advantage of the reduced federal tax rates applicable to any qualifying dividends otherwise attributable to such securities. In addition, during such times, the Fund may temporarily invest all or a substantial portion of its assets in cash or cash equivalents. The Fund will not be pursuing its investment objectives in these circumstances. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations. During such market circumstances, the Fund may not pay tax-advantaged dividends. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.
Equity-Linked Securities
The Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Investment Objectives & Policies – Portfolio Investments – Foreign Securities" and "Risk Factors – Foreign Securities Risk." In addition, the Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.
Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. If the underlying security is determined to be illiquid, participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

Participation notes offer a return linked to a particular underlying equity, debt or currency.
Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. The Fund's ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.
Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). The Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.
Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the underlying asset without the use of leverage.

In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund's common shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. You should consider carefully the following risks before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.
Investment and Market Risk
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk
The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Common Stock Risk
The Fund invests primarily in common stocks. Although common stocks have historically generated higher average returns than fixed income securities over the long term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. . A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in the actual financial condition of an issuer or investors’ perception thereof, the general condition of the relevant stock market, or the occurrence of political, geopolitical, social or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. In addition, common stock prices may be sensitive to interest rate fluctuations, as the costs of capital change for issuers. Also, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income and assets, and therefore will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to interest rate fluctuation, as the costs of capital change for issuers.

Management Risk
The Fund is subject to management risk because it is an actively managed portfolio. The Fund's successful pursuit of its investment objectives depends upon the Adviser's ability to find and exploit market inefficiencies with respect to undervalued securities and identify companies experiencing a change in dividend policy, including the announcement of restructuring initiatives or special dividends. Such situations occur infrequently and sporadically and may be difficult to predict, and may not result in a favorable pricing opportunity that allows the Adviser to fulfill the Fund's investment objectives. The Adviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Adviser, the Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objectives.

Qualified Dividend Tax Risk
No assurance can be given as to what portion of the distributions paid to the Fund's shareholders, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the common shares of the Fund.

Dividend Strategy Risks
The Fund's pursuit of its investment objectives depends upon the Adviser's ability to anticipate the dividend policies of the companies in which it chooses to invest. It is difficult to anticipate the level of dividends that companies will pay in any given timeframe. The Fund's strategies require the Adviser to identify and exploit opportunities such as the announcement of major corporate actions, such as restructuring initiatives or a special dividend, that may lead to high current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict and may not result in an opportunity that allows the Adviser to fulfill the Fund's investment objective. In addition, the dividend policies of the Fund's target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Challenging economic conditions, affecting either the market as a whole or a specific investment in the Fund's portfolio, may limit the opportunity to benefit from the current dividend policies of the companies in which the Fund invests or may cause such companies to reduce or eliminate their dividends. In addition, a change in the favorable provisions of the federal tax laws may limit your ability to benefit from dividend increases or special dividends, may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Foreign Securities Risk
The Fund has substantial exposure to foreign securities. The Fund's investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund's securities. These risks are heightened under adverse economic, market, geopolitical and other conditions. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The Fund has no other investment restrictions with respect to investing in foreign issuers. Dividends paid on foreign securities may not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions attributable to foreign securities will be designated as qualified dividend income.

Emerging Market Securities Risk
The Fund may invest up to 25% of its total assets in securities of issuers located in "emerging markets." Although there is no universally accepted definition, an emerging or developing country is generally considered to be a country which is in the initial stages of industrialization. Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater political and economic uncertainties than in developed markets, the risk of the imposition of economic sanctions against a country, the risk of nationalization of industries and expropriation of assets, social instability and war, currency transfer restrictions, risks that governments may substantially restrict foreign investing in their capital markets or in certain industries, impose punitive taxes, trade barriers and other protectionist or retaliatory measures. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have a more limited number of potential buyers for investments. A market swing in one or more emerging market countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio.
The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Legal remedies available to investors in some foreign countries are less extensive than those available to investors in the U.S. There could be difficulties in enforcing favorable legal judgments in foreign courts. Foreign markets may have different securities clearance and settlement procedures. In certain securities markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and may not be earning returns. The Fund also may miss investment opportunities or not be able to sell an investment because of these delays. Some investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals in response to geopolitical tensions or conflicts may adversely affect the value of the Fund’s foreign holdings. The type and severity of sanctions and other similar measures are difficult to measure or predict.

Depositary Receipts.
Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. Dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
The Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.
A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. Dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
In addition, the issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund's performance.

Small- and Medium Cap Company Risk
Compared to investment companies that focus only on large capitalization companies, the Fund's share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, compared to large cap stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Adviser believes appropriate, and offer greater potential for gains and losses.

Portfolio Turnover Risk
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that in certain years its annual portfolio turnover rate may exceed 100% under normal market conditions, although it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Sector Risk
To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel and reduced availability of financing options. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies

Defensive Positions
During periods of adverse market or economic conditions, the Fund may hold certain securities for less than the 61 days described above and, as a result, shareholders may be unable to take advantage of the reduced federal tax rates applicable to any qualifying dividends otherwise attributable to such securities. In addition, during such times, the Fund may temporarily invest all or a substantial portion of its assets in cash or cash equivalents. The Fund would not be pursuing its investment objectives in these circumstances and could miss favorable market developments and the Fund may not pay tax-advantaged dividends. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

Market Price of Shares
The shares of closed-end management investment companies often trade at a discount from their NAV, and the Fund's common shares may likewise trade at a discount from NAV. The trading price of the Fund's common shares may be less than the public offering price. The returns earned by the Fund's shareholders who sell their common shares below NAV will be reduced. The Fund may utilize leverage, which magnifies the market risk.

Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality. Furthermore, the Fund may be an appealing target for cybersecurity threats such as hackers and malware.

Leverage Risk
Leverage, to the extent it is used, creates three major types of risks for shareholders:
•	the likelihood of greater volatility of NAV and market price of common shares because changes in value of the Fund's portfolio (including changes in the value of any interest rate swap, if applicable) are borne entirely by the common shareholders;
•	the possibility either that share income will fall if the interest rate on any borrowings or the dividend rate on any preferred shares issued rises, or that share income and distributions will fluctuate because the interest rate on any borrowings or the dividend rate on any preferred shares issued varies; and
•	if the Fund leverages through issuing preferred shares or borrowings, the Fund may not be permitted to declare dividends or other distributions with respect to its common shares or purchase its capital stock, unless at the time thereof the Fund meets certain asset coverage requirements.
Leverage involves certain additional risks, including the risk that the cost of leverage may exceed the return earned by the Fund on the proceeds of such leverage. The use of leverage will increase the volatility of changes in the Fund's NAV, market price and distributions. In the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.
In addition, funds borrowed pursuant a credit facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. In the event of an event of default under a loan facility, lenders may have the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. A leverage facility agreement may include covenants that impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments, such as illiquid investments or derivatives, which are more stringent than those imposed on the Fund by the 1940 Act. However, because the Fund's use of leverage is expected to be relatively modest and flexible in approach, the Adviser currently does not believe that these restrictions would significantly impact its management of the Fund.
The Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is using leverage, the fees paid to the Adviser for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total assets, including proceeds from borrowings, which may create an incentive to leverage the Fund.

REIT Risk
If the Fund invests in REITs, such investment will subject the Fund to various risks. The first, real estate industry risk, is the risk that the REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or the values of underlying mortgage loans; therefore making REIT shares less attractive, more volatile and less liquid than other income producing investments.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT, would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund's yield on that investment.
Dividends paid by REITs will not generally qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.
The Fund does not expect to invest a significant portion of its assets in REITs, but does not have any investment restrictions with respect to such investments.

Investments in Undervalued Securities
The Fund's investment strategy includes investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Short Sale Risk
When transacting a short sale, the Fund must borrow the security sold to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.
A short sale will be successful if the shorted security price decreases. However, if the underlying security goes up in price during the period during which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.
Therefore, short sales may be subject to greater risks than investments in long positions. With a long position the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the security sold short.
The Fund also incurs increased transaction costs associated with selling securities short.

Special Risks Associated with Foreign Currency Options
Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally, as described below. In addition, there are certain additional risks associated with foreign currency options. The Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.
The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Risk Characteristics of Options and Futures
Options and futures transactions can be highly volatile investments. Successful hedging strategies require the anticipation of future movements in securities prices, interest rates and other economic factors. When a fund uses futures contracts and options as hedging devices, the prices of the securities subject to the futures contracts and options may not correlate with the prices of the securities in a portfolio. This may cause the futures and options to react to market changes differently than the portfolio securities. Even if expectations about the market and economic factors are correct, a hedge could be unsuccessful if changes in the value of the portfolio securities do not correspond to changes in the value of the futures contracts. The ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If these positions cannot be closed out due to disruptions in the market or lack of liquidity, losses may be sustained on the futures contract or option.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options
Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally, as described above. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.
Options on foreign currency futures contracts may involve certain additional risks. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss of up to the amount of the premium paid for the option, such as when there is no movement in the price of the underlying currency or futures contract.

Preferred Securities Risk
In addition to credit risk, investment in preferred securities carries risks including deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferreds also contain provisions that allow an issuer, under certain conditions to skip (in the case of "noncumulative preferreds") or defer (in the case of "cumulative preferreds"), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments to the extent proceeds are available after paying any more senior creditors, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt or common stocks. Dividends paid on preferred securities will generally not qualify for the reduced federal income tax rate applicable to qualified dividends under the Code.

Interest Rate Risk
Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in preferred stocks and fixed-rate debt securities means that the NAV and price of the common shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration, and reduce the value of the security. This is known as extension risk. The value of the Fund's common stock investments may also be influenced by changes in interest rates.
The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. To combat rising inflation, the Board of Governors of the Federal Reserve System increased the federal funds rate several times in 2022 and 2023; however, the Board of Governors of the Federal Reserve System decreased the federal funds rate in 2024 and 2025, and the future of interest rates remains uncertain.

Convertible Securities Risk
The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock, and, therefore, is also subject to the same types of market and issuer risks that may negatively affect the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

Illiquid Securities Risk
Restricted securities and other illiquid investments of the Fund involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Trustees of the Fund.

Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be less in the future as inflation decreases the value of money. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund’s common shares. Most emerging market countries, in particular, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on economies and securities markets globally. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

Borrowing Risk
If the Fund borrows money, it would experience greater volatility of NAV and market price of the common shares. If the income from the securities purchased with such funds were not sufficient to cover the cost of any such borrowing, the return on the Fund would be less than if borrowing had not been used, and therefore the amount available for distribution to the Fund's shareholders as dividends and other distributions would be reduced and might not satisfy the level dividend rate distribution policy set by the Board of Trustees.

Risks of Derivative Investments
The Fund may invest in derivative instruments as described in the Fund's Prospectus and Statement of Additional Information. Investments in derivative instruments may be for both investment and hedging purposes. Losses from investments in derivative instruments can, among other things, result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin and settlement payment requirements, related leverage factors or operational and legal issues associated with such transactions. The use of these investment techniques also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Adviser's attempts to hedge portfolio risks through the use of derivative instruments may not be successful, and the Adviser may choose not to hedge certain portfolio risks. The use of derivatives for investment purposes is considered a speculative practice and presents even greater risk of loss.
Rule 18f-4 under the 1940 Act, governs a registered investment company's use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund's derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. . Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies.

Anti-Takeover Provisions
The Fund's Declaration of Trust includes provisions that could have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund or the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.

Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the US Federal Reserve or foreign central banks, market disruptions caused by trade disputes, armed conflicts or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, imposition of sanctions and other measures, trading and tariff arrangements, actual or threated war or armed conflicts, terrorism, social unrest, natural or environmental disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) or similar issues could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

Regulation as a “Commodity Pool”
The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund pursuant to Regulation 4.5 promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). For the Investment Adviser to continue to qualify for the exclusion under CFTC Regulation 4.5 with respect to the Fund, the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the Commodity Exchange Act of 1936, as amended (“CEA”) (other than positions entered into for hedging purposes) may not exceed five percent of the Fund’s liquidation value or, alternatively, the net notional value of the Fund’s aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of the Fund’s liquidation value. In the event the Adviser fails to qualify for the exclusion with respect to the Fund and is required to register as a “commodity pool operator”, it will become subject to additional disclosure, record keeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.

ESG Integration Risk
To the extent the ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics may not be the only factors considered and, as a result, the issuers inwhich the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings.The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

Effects of Leverage [Text Block]
EFFECTS OF LEVERAGE
The following table is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of the line of credit as of October 31, 2025 as a percentage of total managed assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund's use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with reverse repurchase agreements (or dollar rolls or borrowings, if any) used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(10.3%)	(5.2%)	(0.1%)	5.0%	10.1%
Based on estimated indebtedness of $5,025,548 (representing approximately 1.71% of the Fund's Managed Assets as of October 31, 2025 at an annual interest rate of 5.00% (effective interest rate as of October 31, 2025), the Fund's investment portfolio at fair value would have to produce an annual return of approximately 0.09% to cover annual interest payments on the estimated debt.
Share total return is composed of two elements – the distributions paid by the Fund to holders of Shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund's portfolio and not the actual performance of the Fund's Shares, the value of which is determined by market forces and other factors.

Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund's investment objective and policies. As noted above, the Fund's willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Adviser's assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Annual Dividend Payment		$ 0.12		$ 0.12																									$ (1.32)	(0.93)	(0.78)	(0.78)	(0.78)
Annual Interest Rate [Percent]																													5.00%
Effects of Leverage [Table Text Block]
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(10.3%)	(5.2%)	(0.1%)	5.0%	10.1%

Return at Minus Ten [Percent]																													(10.30%)
Return at Minus Five [Percent]																													(5.20%)
Return at Zero [Percent]																													(0.10%)
Return at Plus Five [Percent]																													5.00%
Return at Plus Ten [Percent]																													10.10%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of the line of credit as of October 31, 2025 as a percentage of total managed assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund's use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.

Share Price [Table Text Block]
	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended (2)	High	Low	High	Low	High	Low
October 31, 2025	$13.89	$11.05	$11.67	$10.91	19.02%	1.28%
July 31, 2025	$11.45	$10.04	$ 11.30	$ 10.54	1.33%	-4.74%
April 30, 2025	$10.50	$ 8.74	$ 11.29	$ 9.65	-7.00%	-9.43%
January 31, 2025	$10.37	$ 9.70	$ 11.31	$ 10.87	-8.31%	-10.76%
October 31, 2024	$10.62	$ 9.41	$ 11.66	$ 10.83	-8.92%	-13.11%
July 31, 2024	$11.05	$ 9.10	$10.91	$ 11.42	1.28%	-20.32%

	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended (2)	High	Low	High	Low	High	Low
April 30, 2024	$9.71	$9.14	$11.26	$10.74	-13.77%	-14.90%
January 31, 2024	$9.48	$ 8.46	$ 11.07	$ 9.98	-14.36%	-15.23%
October 31, 2023	$9.61	$ 8.20	$ 11.12	$ 9.82	-13.58%	-16.50%
July 31, 2023	$9.71	$ 9.12	$ 11.13	$ 10.61	-12.76%	-14.04%
April 30, 2023	$10.07	$ 8.89	$ 11.31	$10.44	-10.96%	-14.85%
January 31, 2023	$10.11	$ 8.48	$ 11.16	$ 9.82	-9.41%	-13.65%
(1) Source: Bloomberg L.P.
(2) Data presented are with respect to a short period of time and are not indicative of future performance.

Lowest Price or Bid					11.05	[7],[8]	$ 10.04		$ 8.74		$ 9.7		9.41	[7],[8]	$ 9.1		$ 9.14		$ 8.46		8.2	[7],[8]	$ 9.12		$ 8.89		$ 8.48		$ 8.74
Highest Price or Bid					13.89	[7],[8]	11.45		10.5		10.37		10.62	[7],[8]	11.05		9.71		9.48		9.61	[7],[8]	9.71		10.07		10.11		13.89
Lowest Price or Bid, NAV					10.91	[7],[8]	10.54		9.65		10.87		10.83	[7],[8]	11.42		10.74		9.98		9.82	[7],[8]	10.61		10.44		9.82		9.51
Highest Price or Bid, NAV					$ 11.67	[7],[8]	$ 11.3		$ 11.29		$ 11.31		$ 11.66	[7],[8]	$ 10.91		$ 11.26		$ 11.07		$ 11.12	[7],[8]	$ 11.13		$ 11.31		$ 11.16		$ 11.78
Highest Price or Bid, Premium (Discount) to NAV [Percent]					19.02%	[7],[8]	1.33%		(7.00%)		(8.31%)		(8.92%)	[7],[8]	1.28%		(13.77%)		(14.36%)		(13.58%)	[7],[8]	(12.76%)		(10.96%)		(9.41%)		19.02%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					1.28%	[7],[8]	(4.74%)		(9.43%)		(10.76%)		(13.11%)	[7],[8]	(20.32%)		(14.90%)		(15.23%)		(16.50%)	[7],[8]	(14.04%)		(14.85%)		(13.65%)		(10.76%)
Share Price			$ 11.9		$ 11.63								$ 10.16								$ 8.4								$ 11.63	10.16	8.4	8.92	12.01
NAV Per Share			$ 11.7		$ 11.63								$ 11.15								$ 9.9								$ 11.63	$ 11.15	$ 9.9	$ 10.05	$ 12.95	$ 10.16
Latest Premium (Discount) to NAV [Percent]			1.71%																										0.00%	(8.88%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Common Shares
The Fund’s Common Shares are publicly held and are listed and traded on the NYSE (trading symbol "AGD"). The following table sets forth for the fiscal quarters indicated the highest and lowest daily prices during the applicable quarter at the close of market on the NYSE per Common Share along with (i) the highest and lowest closing NAV and (ii) the highest and lowest premium or discount from NAV represented by such prices at the close of the market on the NYSE.
	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended (2)	High	Low	High	Low	High	Low
October 31, 2025	$13.89	$11.05	$11.67	$10.91	19.02%	1.28%
July 31, 2025	$11.45	$10.04	$ 11.30	$ 10.54	1.33%	-4.74%
April 30, 2025	$10.50	$ 8.74	$ 11.29	$ 9.65	-7.00%	-9.43%
January 31, 2025	$10.37	$ 9.70	$ 11.31	$ 10.87	-8.31%	-10.76%
October 31, 2024	$10.62	$ 9.41	$ 11.66	$ 10.83	-8.92%	-13.11%
July 31, 2024	$11.05	$ 9.10	$10.91	$ 11.42	1.28%	-20.32%

	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended (2)	High	Low	High	Low	High	Low
April 30, 2024	$9.71	$9.14	$11.26	$10.74	-13.77%	-14.90%
January 31, 2024	$9.48	$ 8.46	$ 11.07	$ 9.98	-14.36%	-15.23%
October 31, 2023	$9.61	$ 8.20	$ 11.12	$ 9.82	-13.58%	-16.50%
July 31, 2023	$9.71	$ 9.12	$ 11.13	$ 10.61	-12.76%	-14.04%
April 30, 2023	$10.07	$ 8.89	$ 11.31	$10.44	-10.96%	-14.85%
January 31, 2023	$10.11	$ 8.48	$ 11.16	$ 9.82	-9.41%	-13.65%
(1) Source: Bloomberg L.P.
(2) Data presented are with respect to a short period of time and are not indicative of future performance.
Shares of closed-end management investment companies may trade at a market price that is less than the NAV that is attributable to those shares. The possibility that the Fund’s Common Shares will trade at a discount to NAV or at a premium that is unsustainable over the long term is separate and distinct from the risk that the Fund’s NAV will decrease. It is not possible to predict whether the Fund’s Common Shares will trade at, above or below NAV in the future. On December 22, 2025, the Fund’s NAV was $11.70, and the last reported sale price of a Common Share on the NYSE was $11.90, representing a premium to NAV of 1.71%.

Outstanding Security, Held [Shares]																													24,882,142
Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk
The Fund invests primarily in common stocks. Although common stocks have historically generated higher average returns than fixed income securities over the long term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. . A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in the actual financial condition of an issuer or investors’ perception thereof, the general condition of the relevant stock market, or the occurrence of political, geopolitical, social or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. In addition, common stock prices may be sensitive to interest rate fluctuations, as the costs of capital change for issuers. Also, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income and assets, and therefore will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to interest rate fluctuation, as the costs of capital change for issuers.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed portfolio. The Fund's successful pursuit of its investment objectives depends upon the Adviser's ability to find and exploit market inefficiencies with respect to undervalued securities and identify companies experiencing a change in dividend policy, including the announcement of restructuring initiatives or special dividends. Such situations occur infrequently and sporadically and may be difficult to predict, and may not result in a favorable pricing opportunity that allows the Adviser to fulfill the Fund's investment objectives. The Adviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Adviser, the Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objectives.

Qualified Dividend Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Qualified Dividend Tax Risk
No assurance can be given as to what portion of the distributions paid to the Fund's shareholders, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the common shares of the Fund.

Dividend Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Strategy Risks
The Fund's pursuit of its investment objectives depends upon the Adviser's ability to anticipate the dividend policies of the companies in which it chooses to invest. It is difficult to anticipate the level of dividends that companies will pay in any given timeframe. The Fund's strategies require the Adviser to identify and exploit opportunities such as the announcement of major corporate actions, such as restructuring initiatives or a special dividend, that may lead to high current dividend income. These situations are typically not recurring in nature or frequency, may be difficult to predict and may not result in an opportunity that allows the Adviser to fulfill the Fund's investment objective. In addition, the dividend policies of the Fund's target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Challenging economic conditions, affecting either the market as a whole or a specific investment in the Fund's portfolio, may limit the opportunity to benefit from the current dividend policies of the companies in which the Fund invests or may cause such companies to reduce or eliminate their dividends. In addition, a change in the favorable provisions of the federal tax laws may limit your ability to benefit from dividend increases or special dividends, may effect a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk
The Fund has substantial exposure to foreign securities. The Fund's investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund's securities. These risks are heightened under adverse economic, market, geopolitical and other conditions. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The Fund has no other investment restrictions with respect to investing in foreign issuers. Dividends paid on foreign securities may not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions attributable to foreign securities will be designated as qualified dividend income.

Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Market Securities Risk
The Fund may invest up to 25% of its total assets in securities of issuers located in "emerging markets." Although there is no universally accepted definition, an emerging or developing country is generally considered to be a country which is in the initial stages of industrialization. Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed markets. The risks of investing in emerging markets include greater political and economic uncertainties than in developed markets, the risk of the imposition of economic sanctions against a country, the risk of nationalization of industries and expropriation of assets, social instability and war, currency transfer restrictions, risks that governments may substantially restrict foreign investing in their capital markets or in certain industries, impose punitive taxes, trade barriers and other protectionist or retaliatory measures. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Emerging market economies are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have a more limited number of potential buyers for investments. A market swing in one or more emerging market countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund's performance than it would in a more geographically diversified portfolio.
The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems available in more developed countries. Legal remedies available to investors in some foreign countries are less extensive than those available to investors in the U.S. There could be difficulties in enforcing favorable legal judgments in foreign courts. Foreign markets may have different securities clearance and settlement procedures. In certain securities markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and may not be earning returns. The Fund also may miss investment opportunities or not be able to sell an investment because of these delays. Some investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals in response to geopolitical tensions or conflicts may adversely affect the value of the Fund’s foreign holdings. The type and severity of sanctions and other similar measures are difficult to measure or predict.

Depositary Receipt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depositary Receipts.
Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. Dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
The Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.
A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. Dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.
In addition, the issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund's performance.

Small And Medium Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small- and Medium Cap Company Risk
Compared to investment companies that focus only on large capitalization companies, the Fund's share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, compared to large cap stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Adviser believes appropriate, and offer greater potential for gains and losses.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that in certain years its annual portfolio turnover rate may exceed 100% under normal market conditions, although it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk
To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel and reduced availability of financing options. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies

Defensive Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Positions
During periods of adverse market or economic conditions, the Fund may hold certain securities for less than the 61 days described above and, as a result, shareholders may be unable to take advantage of the reduced federal tax rates applicable to any qualifying dividends otherwise attributable to such securities. In addition, during such times, the Fund may temporarily invest all or a substantial portion of its assets in cash or cash equivalents. The Fund would not be pursuing its investment objectives in these circumstances and could miss favorable market developments and the Fund may not pay tax-advantaged dividends. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

Market Price Of Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price of Shares
The shares of closed-end management investment companies often trade at a discount from their NAV, and the Fund's common shares may likewise trade at a discount from NAV. The trading price of the Fund's common shares may be less than the public offering price. The returns earned by the Fund's shareholders who sell their common shares below NAV will be reduced. The Fund may utilize leverage, which magnifies the market risk.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality. Furthermore, the Fund may be an appealing target for cybersecurity threats such as hackers and malware.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
Leverage, to the extent it is used, creates three major types of risks for shareholders:
•	the likelihood of greater volatility of NAV and market price of common shares because changes in value of the Fund's portfolio (including changes in the value of any interest rate swap, if applicable) are borne entirely by the common shareholders;
•	the possibility either that share income will fall if the interest rate on any borrowings or the dividend rate on any preferred shares issued rises, or that share income and distributions will fluctuate because the interest rate on any borrowings or the dividend rate on any preferred shares issued varies; and
•	if the Fund leverages through issuing preferred shares or borrowings, the Fund may not be permitted to declare dividends or other distributions with respect to its common shares or purchase its capital stock, unless at the time thereof the Fund meets certain asset coverage requirements.
Leverage involves certain additional risks, including the risk that the cost of leverage may exceed the return earned by the Fund on the proceeds of such leverage. The use of leverage will increase the volatility of changes in the Fund's NAV, market price and distributions. In the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.
In addition, funds borrowed pursuant a credit facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. In the event of an event of default under a loan facility, lenders may have the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. A leverage facility agreement may include covenants that impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments, such as illiquid investments or derivatives, which are more stringent than those imposed on the Fund by the 1940 Act. However, because the Fund's use of leverage is expected to be relatively modest and flexible in approach, the Adviser currently does not believe that these restrictions would significantly impact its management of the Fund.
The Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is using leverage, the fees paid to the Adviser for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total assets, including proceeds from borrowings, which may create an incentive to leverage the Fund.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk
If the Fund invests in REITs, such investment will subject the Fund to various risks. The first, real estate industry risk, is the risk that the REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or the values of underlying mortgage loans; therefore making REIT shares less attractive, more volatile and less liquid than other income producing investments.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT, would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund's yield on that investment.
Dividends paid by REITs will not generally qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.
The Fund does not expect to invest a significant portion of its assets in REITs, but does not have any investment restrictions with respect to such investments.

Investments In Undervalued Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Undervalued Securities
The Fund's investment strategy includes investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Short Sale Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sale Risk
When transacting a short sale, the Fund must borrow the security sold to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.
A short sale will be successful if the shorted security price decreases. However, if the underlying security goes up in price during the period during which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.
Therefore, short sales may be subject to greater risks than investments in long positions. With a long position the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the security sold short.
The Fund also incurs increased transaction costs associated with selling securities short.

Special Risks Associated With Foreign Currency Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks Associated with Foreign Currency Options
Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally, as described below. In addition, there are certain additional risks associated with foreign currency options. The Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.
The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Characteristics Of Options And Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Characteristics of Options and Futures
Options and futures transactions can be highly volatile investments. Successful hedging strategies require the anticipation of future movements in securities prices, interest rates and other economic factors. When a fund uses futures contracts and options as hedging devices, the prices of the securities subject to the futures contracts and options may not correlate with the prices of the securities in a portfolio. This may cause the futures and options to react to market changes differently than the portfolio securities. Even if expectations about the market and economic factors are correct, a hedge could be unsuccessful if changes in the value of the portfolio securities do not correspond to changes in the value of the futures contracts. The ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If these positions cannot be closed out due to disruptions in the market or lack of liquidity, losses may be sustained on the futures contract or option.

Special Risks Associated With Foreign Currency Futures Contracts And Related Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks Associated with Foreign Currency Futures Contracts and Related Options
Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally, as described above. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.
Options on foreign currency futures contracts may involve certain additional risks. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss of up to the amount of the premium paid for the option, such as when there is no movement in the price of the underlying currency or futures contract.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
In addition to credit risk, investment in preferred securities carries risks including deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferreds also contain provisions that allow an issuer, under certain conditions to skip (in the case of "noncumulative preferreds") or defer (in the case of "cumulative preferreds"), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments to the extent proceeds are available after paying any more senior creditors, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt or common stocks. Dividends paid on preferred securities will generally not qualify for the reduced federal income tax rate applicable to qualified dividends under the Code.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock, and, therefore, is also subject to the same types of market and issuer risks that may negatively affect the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Securities Risk
Restricted securities and other illiquid investments of the Fund involve the risk that the securities will not be able to be sold at the time desired by the Adviser or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Trustees of the Fund.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be less in the future as inflation decreases the value of money. To the extent that inflation occurs, it will reduce the real value of dividends paid by the Fund and the Fund’s common shares. Most emerging market countries, in particular, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on economies and securities markets globally. In an attempt to control inflation, wage and price controls have been imposed at times in certain countries.

Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risk
If the Fund borrows money, it would experience greater volatility of NAV and market price of the common shares. If the income from the securities purchased with such funds were not sufficient to cover the cost of any such borrowing, the return on the Fund would be less than if borrowing had not been used, and therefore the amount available for distribution to the Fund's shareholders as dividends and other distributions would be reduced and might not satisfy the level dividend rate distribution policy set by the Board of Trustees.

Derivative Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Derivative Investments
The Fund may invest in derivative instruments as described in the Fund's Prospectus and Statement of Additional Information. Investments in derivative instruments may be for both investment and hedging purposes. Losses from investments in derivative instruments can, among other things, result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin and settlement payment requirements, related leverage factors or operational and legal issues associated with such transactions. The use of these investment techniques also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Adviser's attempts to hedge portfolio risks through the use of derivative instruments may not be successful, and the Adviser may choose not to hedge certain portfolio risks. The use of derivatives for investment purposes is considered a speculative practice and presents even greater risk of loss.
Rule 18f-4 under the 1940 Act, governs a registered investment company's use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund's derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. . Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies.

Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Fund's Declaration of Trust includes provisions that could have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund or the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the US Federal Reserve or foreign central banks, market disruptions caused by trade disputes, armed conflicts or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, imposition of sanctions and other measures, trading and tariff arrangements, actual or threated war or armed conflicts, terrorism, social unrest, natural or environmental disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) or similar issues could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

Regulation As Commodity Pool Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation as a “Commodity Pool”
The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund pursuant to Regulation 4.5 promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). For the Investment Adviser to continue to qualify for the exclusion under CFTC Regulation 4.5 with respect to the Fund, the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the Commodity Exchange Act of 1936, as amended (“CEA”) (other than positions entered into for hedging purposes) may not exceed five percent of the Fund’s liquidation value or, alternatively, the net notional value of the Fund’s aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of the Fund’s liquidation value. In the event the Adviser fails to qualify for the exclusion with respect to the Fund and is required to register as a “commodity pool operator”, it will become subject to additional disclosure, record keeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.

ESG Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG Integration Risk
To the extent the ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics may not be the only factors considered and, as a result, the issuers inwhich the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings.The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in preferred stocks and fixed-rate debt securities means that the NAV and price of the common shares may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration, and reduce the value of the security. This is known as extension risk. The value of the Fund's common stock investments may also be influenced by changes in interest rates.
The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. To combat rising inflation, the Board of Governors of the Federal Reserve System increased the federal funds rate several times in 2022 and 2023; however, the Board of Governors of the Federal Reserve System decreased the federal funds rate in 2024 and 2025, and the future of interest rates remains uncertain.

Committed Facility Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[9]				$ 5,026,000								$ 8,312,000								$ 1,537,000								$ 5,026,000	$ 8,312,000	$ 1,537,000	$ 0	$ 311,000	$ 0	$ 211,000	$ 0	$ 2,920,000	$ 0
Senior Securities Coverage per Unit	[6]				$ 58,558								$ 34,368								$ 161,213								$ 58,558	$ 34,368	$ 161,213	$ 0	$ 523,384	$ 0	$ 663,650	$ 0	$ 48,124	$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																													Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[10]																												$ 0.02
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[10]																												5
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[10]																												0.12
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	[10]																												$ 25

[1]	If Common Shares are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	The Adviser receives an annual investment advisory fee of 1.00% based on the Fund’s average daily net assets, computed daily and payable monthly.
[4]	The percentage in the table is based on total borrowings of $5,026,000 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas Prime Brokerage International Ltd. (the “Credit Facility”) as of October 31, 2025, representing approximately 1.79% of the Fund’s total average assets, which includes the assets purchased through leverage) and an average interest rate during the fiscal year ended October 31, 2025, of 5.32%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[5]	The example does not include sales load or estimated offering costs. In connection with an offering of Common Shares, the applicable Prospectus Supplement will set forth an Example including sales load and estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement” in the Fund's Prospectus.
[6]	Asset coverage per $1,000 is calculated by dividing total assets (less all liabilities and indebtedness not represented by senior securities) by the amount of the line of credit and then multiplying by $1,000.
[7]	Data presented are with respect to a short period of time and are not indicative of future performance.
[8]	Source: Bloomberg L.P.
[9]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under the line of credit in place at the time.
[10]	Shareholders who participate in the Fund’s Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see “Dividend Reinvestment and Optional Cash Purchase Plan” in this Prospectus.